Equity (Details)	Sep. 09, 2021	Jan. 19, 2021 USD ($)	Jan. 19, 2021 HKD ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 HKD ($)	Mar. 24, 2020 USD ($)	Mar. 24, 2020 HKD ($)	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021	Aug. 01, 2019 shares
Equity (Details) [Line Items]
Ordinary shares authorized								50,000,000
Ordinary shares, par value | $ / shares								$ 0.001
Ordinary shares issued										50,000,000
Ordinary shares, description	the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 and 30,000,000 were issued and outstanding as of March 31, 2022 and 2021.
Outstanding shares percentage								100.00%	100.00%
Board of Directors of ZYSL [Member]
Equity (Details) [Line Items]
Cash dividend		$ 1,499,942	$ 628,450	$ 3,199,675	$ 24,805,800	$ 498,932	$ 3,900,000
ZYCL [Member]
Equity (Details) [Line Items]
Cash dividend						$ 191,897	$ 1,500,000